UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stuart Fross, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2005

Item 1. Schedule of Investments

     Quarterly Holdings Report for PAS Small Cap Fund of FundsSM

     Managed exclusively for clients of Strategic Advisers, Inc. — not available for sale to the general public

November 30, 2005

Strategic Advisers, Inc.

A Fidelity Investments Company

1.824279.100 FOF QTLY 0106

Investments November 30, 2005 (Unaudited)
Showing Percentage of Total Value of Investment in Securities

Equity Funds 100.0%
	Shares	Value
Small Cap Blend Funds – 56.7%
CRM Small Cap Value Fund	19,065	$548,311
Hennessey Cornerstone Growth Fund	176,329	3,346,726
ICM Small Co. Portfolio	13,750	531,432
Keeley Small Cap Value Fund, Inc.	16,082	686,720
Laudus Rosenberg U.S. Discovery Fund Class B	285,373	4,971,205
Neuberger Berman Fund Genesis Trust Class	153,132	7,564,706
Oppenheimer Main Street Small Cap Fund Class A	387,895	8,506,541
Perritt MicroCap Opportunities Fund	143,777	4,221,303
RS Partners Fund	213,155	8,217,109
Westport Select Cap Fund Class R	315,151	8,263,258

TOTAL SMALL CAP BLEND FUNDS		46,857,311
Small Cap Growth Funds – 36.8%
Baron Asset Small Cap Fund	175,741	3,987,574
Black Rock Funds Small Cap Growth Equity Fund Class A	358,771	5,722,394
Franklin Small Cap Growth Fund II Class A	612,264	7,641,060
Managers Special Equity Fund	5,483	513,786
RS Emerging Growth Fund Class A	16,456	534,496
Turner Small Cap Growth Fund	252,803	6,406,017
William Blair Small Cap Growth Fund Class N	215,513	5,586,104

TOTAL SMALL CAP GROWTH FUNDS		30,391,431
Small Cap Value Funds – 6.5%
American Beacon Small Cap Value Fund	25,179	525,478
Highmark Small Cap Value Fund Class A	262,323	4,855,605

TOTAL SMALL CAP VALUE FUNDS		5,381,083

TOTAL EQUITY FUNDS
(Cost $80,914,958)		82,629,825
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $80,914,958)		$ 82,629,825

Income Tax Information

At November 30, 2005, the aggregate cost of investment securities for income tax purposes was $80,918,181. Net unrealized appreciation aggregated $1,711,644, of which $2,049,222 related to appreciated investment securities and $337,578 related to depreciated investment securities.

Quarterly Report 2

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

3 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2006
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	January 24, 2006